Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of accrued expenses
	June 30, 2021	December 31, 2020
Compensation expense	$1,329,206	$1,370,575
Legal and other professional services	2,006,422	268,266
Research and development projects	909,900	517,256
Offering costs	359,558	505,783
Payroll tax expense	327,809	327,734
Other current expense	352,769	74,266
Total	$5,285,664	$3,063,880

	December 31, 2020	December 31, 2019
Compensation expense	$1,326,311	$517,290
Other current expense	904,052	156,842
Offering costs	505,783	—
Payroll tax expense	327,734	37,332
Total	$3,063,880	$711,464